Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Details
Net Income (Loss)		$ 3,434,083	$ 6,208,519	$ 11,799,333	$ 17,182,360
Net changes related to available-for-sale securities
Unrealized gains (losses) during period		2,286,627	(4,517,009)	13,465,571	(11,147,420)
Income tax (provision) benefit		(479,362)	948,700	(2,808,551)	3,116,306
Net unrealized (losses) gains		1,807,265	(3,568,309)	10,657,020	(8,031,114)
Reclassification of (gains)/losses to Net Income (Loss)	[1]	239,796	115,255	244,086	288,862
Other Comprehensive Income (Loss)		1,567,469	(3,683,564)	10,412,934	(8,319,976)
Total Comprehensive Income		$ 5,001,552	$ 2,524,955	$ 22,215,267	$ 8,862,384

[1]	Reclassified $303,539 to other operating expenses and $63,743 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the three-month period ended September 30, 2019. Reclassified $115,255 to other operating expenses and $0 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the three-month period ended September 30, 2018. Reclassified $308,970 to other operating expenses and $64,884 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the nine-month period ended September 30, 2019. Reclassified $303,560 to other operating expenses and $14,697 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the nine-month period ended September 30, 2018.